Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable investment securities:
Current marketable investment securities	$ 2,796,885	$ 2,269,670	$ 668,263
Restricted marketable investment securities	64,065	49,044	54,507
Total	2,860,950	2,318,714	722,770
Restricted cash and cash equivalents	14,620	72,617	65,137
Total marketable investment securities and restricted cash and cash equivalents	2,875,570	2,391,331	787,907
Current marketable investment securities - VRDNs
Marketable investment securities:
Current marketable investment securities	122,542	124,007	100,075
Settlement period	5 days	5 days
Current marketable investment securities - other
Marketable investment securities:
Current marketable investment securities	$ 2,674,343	$ 2,145,663	$ 568,188